Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
MEMC’s hedging activities consist of:

		Assets (Liabilities or Equity) Fair Value
In millions	Balance Sheet Location	As of December 31, 2011	As of December 31, 2010
Derivatives designated as hedging:
Interest rate swaps	Accrued liabilities	$(5.6)	$(6.2)
Interest rate swaps	Prepaid and other current assets	$—	$0.7
Interest rate swaps	Accumulated other comprehensive (loss) income	$3.9	$2.4
Currency forward contracts	Accrued liabilities	$—	$(8.6)
Currency forward contracts	Accumulated other comprehensive (loss) income	$—	$8.6
Derivatives not designated as hedging:
Suntech warrant	Other assets	$0.4	$5.2
Currency forward contracts	Prepaid and other current assets	$3.0	$2.1
Currency forward contracts	Accrued liabilities	$(1.8)	$(0.5)
Other derivatives	Prepaid and other current assets	$—	$1.2
Other derivatives	Other assets	$—	$1.6
		(Gain) Losses
In millions	Statement of Operations Location	Year Ended December 31, 2011	Year Ended December 31, 2010
Derivatives designated as hedging:
Net investment hedge	Other, net	$—	$(17.3)
Derivatives not designated as hedging:
Suntech warrant	Decline in fair value of warrant	$4.8	$14.0
Currency forward contracts	Other, net	$7.4	$1.3

Schedule of Interest Rate Derivatives

	Notional Amount (in millions)	Fixed Rate	Variable Rate	Termination Date	Assets (Liabilities) Fair Value at December 31, 2011
					Dollars in millions
Interest rate swap #1 cash flow hedge	4.5 Euros	5.1%	Euribor plus 1.5%	6/30/2023	$(1.3)
Interest rate swap #2 cash flow hedge	1.8 Euros	5.1%	Euribor plus 1.5%	6/30/2023	(0.5)
Interest rate swap #3 cash flow hedge	33.9 Canadian Dollars	3.3%	Canadian Deposit Offering Rate	6/5/2028	(2.7)
Interest rate swap #4 economic hedge	903.7 Thai Baht	6.0%	THB-THBFIX-Reuters plus 2.1%	9/25/2026	(0.6)
Interest rate swap #5 economic hedge	683.9 Thai Baht	6.0%	THB-THBFIX-Reuters plus 2.1%	9/25/2026	(0.5)
					$(5.6)